ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Accounts receivable, gross	8,496,515	18,302,472	2,346,471
Less: allowance for expected credit losses	(54,600)	(54,600)	(7,000)
Accounts receivable, net	8,441,915	18,247,872	2,339,471

SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR EXPECTED CREDIT LOSSES

Below is an analysis of the movements in the allowance for expected credit losses:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Balance at beginning of the years/period	—	40,560	54,600	7,000
Additions	40,560	14,040	—	—
Balance at end of the years/period	40,560	54,600	54,600	7,000